Commitments and Contingencies	9 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

8.    Commitments and Contingencies

Leases

The Company’s principal facility is located in San Francisco, California. The Company also leases office space in various locations with expiration dates between 2015 and 2020. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs or defined rent increases. All of Company’s leases are accounted for as operating leases.

Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $0.4 million, $0.9 million, $4.1 million, $3.2 million, and $5.1 million, for 2012, 2013, 2014, and the nine months ended September 30, 2014 and 2015, respectively. Future minimum payments under the leases as of December 31, 2014 were as follows (in thousands):

Year ending December 31,	Amounts
2015	$4,224
2016	3,848
2017	3,705
2018	3,812
2019	3,725
Thereafter	874

Total	$20,188

In June 2015, the Company entered into a lease to expand the Company’s existing headquarters. The lease expires in 2024 and future minimum payments under the lease are included in the table below.

Future minimum payments under the leases as of September 30, 2015 (unaudited) were as follows (in thousands):

Amounts
2015	$2,092
2016	14,108
2017	16,993
2018	16,928
2019	16,263
Thereafter	56,294

Total	$122,678

Purchase Commitments

The aggregate amount of purchase orders open as of December 31, 2014 and September 30, 2015 was approximately $257.0 million and $508.1 million, respectively. The Company cannot determine the aggregate amount of such purchase orders that represent contractual obligations because purchase orders may represent authorizations to purchase rather than binding agreements. The Company’s purchase orders are based on its current needs and are fulfilled by its suppliers, contract manufacturers, and logistics providers within short periods of time.

Legal Proceedings

In 2014, class action and personal injury lawsuits were filed against the Company based upon claims of allergic reactions from adhesives in the Fitbit Force, and alleged violations of various state false advertising and unfair competition statutes based on the Company’s sale and marketing of the Fitbit Force. The class action cases were settled in 2014. Certain personal injury complaints remain outstanding but the Company believes that liabilities arising under these claims are covered by the Company’s commercial general liability insurance.

Further, the Company is and, from time to time, may in the future become, involved in other legal proceedings in the ordinary course of business. The Company currently believes that the outcome of any of these existing legal proceedings, either individually or in the aggregate, will not have a material impact on the operating results, financial condition or cash flows of the Company. With respect to existing legal proceedings, the Company has either determined that the existence of a material loss is not reasonably possible or that it is unable to estimate a reasonably possible range of loss.

Indemnifications

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend an indemnified parties for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. To date, the Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company has also entered into indemnification agreements with its directors and officers that may require the Company to indemnify its directors and officers against liabilities that may arise by reason of their status or service as directors or officers to the fullest extent permitted by Delaware corporate law. The Company also currently has directors’ and officers’ insurance.